Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings	$ 5,283.8	$ 4,262.9
Depreciation, amortization and impairment charges	783.8	753.8
Net bond discount amortization	(258.5)	(310.2)
Amortization of share-based payment awards	176.6	164.9
Share of profit of associates	(816.1)	(956.3)
Deferred income taxes	201.9	255.0
Net gains on investments	(3,151.4)	(1,067.2)
Net purchases of investments classified at FVTPL	(4,059.1)	(515.8)
Changes in operating assets and liabilities	4,258.4	1,406.8
Cash provided by operating activities	2,419.4	3,993.9
Investing activities
Sales of investments in associates	630.0	682.7
Distributions and dividends from investments in associates	740.0	419.6
Purchases of investments in associates	(1,281.7)	(630.0)
Net purchases of premises and equipment and intangible assets	(586.2)	(408.8)
Net purchases of investment property	(22.7)	(33.0)
Purchases of subsidiaries, net of cash acquired	(222.8)	(1,421.0)
Deconsolidation of non-insurance subsidiaries	(59.0)
Cash used in investing activities	(523.8)	(1,323.1)
Financing activities
Purchases for treasury	(189.1)	(240.4)
Purchases for cancellation	(1,625.2)	(1,588.4)
Common share dividends	(343.6)	(363.1)
Preferred shares:
Redemptions	(689.4)	(173.8)
Dividends	(24.5)	(48.6)
Subsidiary shares:
Issuances to non-controlling interests, net of issuance costs	14.9	1.3
Purchases of non-controlling interests	(181.3)	(539.9)
Sales to non-controlling interests		0.9
Dividends paid to non-controlling interests	(181.8)	(294.7)
Cash used in financing activities	(1,825.0)	(1,563.5)
Increase in cash and cash equivalents	70.6	1,107.3
Cash and cash equivalents - beginning of year	6,112.5	5,121.4
Foreign currency translation	59.7	(116.2)
Cash and cash equivalents - end of year	6,242.8	6,112.5
Holding company and insurance and reinsurance companies
Financing activities
Proceeds, net of issuance costs	1,458.8	2,430.9
Repayments	(212.1)	(1,209.8)
Net borrowings on other revolving credit facilities	84.9
Principal payments on lease liabilities	(71.9)	(62.6)
Non-insurance companies
Investing activities
Proceeds from sale of subsidiaries, net of cash divested	278.6	67.4
Financing activities
Proceeds, net of issuance costs	603.8	1,380.9
Repayments	(560.0)	(665.2)
Net borrowings (repayments) on revolving credit facilities and short term loans	239.4	(51.2)
Principal payments on lease liabilities	$ (147.9)	$ (139.8)